Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net
3.	Accounts receivable, net

The accounts receivable, net consists of the following:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Accounts receivables	225,353	436,890
Less: allowance for credit losses	(1,996)	(2,585)
Total accounts receivable, net	223,357	434,305

The movements in the allowance for credit losses were as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	(931)	(1,996)
Addition in allowance for credit losses	(465)	(589)
Balance at the end of the period	(1,396)	(2,585)

The Group’s recognized credit losses were RMB465 and RMB589 for the six months ended June 30, 2024 and 2025, respectively.